Note Fair value measurement (Gains and losses (realized and unrealized) included in earnings for level 3 assets and liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	$ (25,514)	$ (13,301)	$ (25,346)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(32,778)	12,292	(1,791)
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(4,788)	6,106	(6,343)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	(32,778)	12,292	(1,791)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings	(58,292)	(1,009)	(27,137)
Fair Value Assets And Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss Total	(37,566)	18,398	(8,134)
Interest Income
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(3)	(2)	(31)
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0	0	0
Mortgage Banking Activities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(25,336)	(13,349)	(24,773)
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(4,745)	6,087	(6,120)
Trading Gains Losses
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(175)	50	(542)
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(43)	19	(223)
FDIC Loss Share Expense Income
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(33,413)	9,559	(1,791)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	(33,413)	9,559	(1,791)
Other Income
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	635	2,733	0
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	$ 635	$ 2,733	$ 0